Segment reporting and information on geographical areas - Summary of Operating Segments (Parenthetical) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Entitys Reportable Segments [Abstract]
Directors and offciers insurance and stock listing costs	€ 4,715
Audit fees	951	€ 538	€ 313
Supervisory board remuneration	€ 422	269	€ 130
Initial public offering costs		€ 682